Annual Fund Operating Expenses (Vanguard International Value Fund - Investor Shares, Vanguard International Value Fund)	12 Months Ended
Oct. 31, 2011
Vanguard International Value Fund - Investor Shares | Vanguard International Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.36%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.41%